Provisions and contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Note	Onerous contract	Total

At January 1, 2026		—	—
Additions	-	14	14

Balance at June 30, 2026		14	14
Non-current	-	—	—
Current	-	14	14
Total		14	14